UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2020

Date of reporting period: 12/31/2020

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of December 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the coronavirus became increasingly apparent throughout
February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-
at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. The results of the
U.S. elections also cleared the way for additional stimulus spending in 2021, which is likely to be a solid tailwind for economic growth. Inflation should increase as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
22.16% 18.40%
U.S. small cap equities
(Russell 2000
®
Index)
37.85 19.96
International equities
(MSCI Europe, Australasia,
Far East Index)
21.61 7.82
Emerging market equities
(MSCI Emerging Markets
Index)
31.14 18.31
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.07 0.67
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(1.87) 10.58
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
1.29 7.51
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.92 4.95
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
11.32 7.05
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Consolidated Financial Statements:

Important Tax Information
(unaudited)
................................................................................................. 43

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders

BlackRock Inflation Protected Bond Portfolio
Investment Objective
BlackRock Inflation Protected Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, all of the Fund’s share classes outperformed the benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected
Securities Index, except for the Fund’s Investor C Shares, which underperformed the benchmark.
What factors influenced performance?
The Fund's long U.S. inflation positioning via its core allocation to Treasury inflation protected securities (“TIPS”) contributed to performance as inflation expectations moved meaningfully higher after the first quarter of 2020. The Fund also benefited from small out-of-benchmark allocations to Italian inflation, macro strategies and emerging market sovereign rates. In addition, the Fund held agency mortgage-backed securities and agency commercial mortgage-backed securities that performed well after extreme underperformance in March as the market was supported by the Fed. Finally, Fund performance benefited from short volatility positions and TIPS relative value positions initiated in March.
The only notable detractor from Fund returns was the Fund’s U.S. interest rate positioning. Entering 2020, the Fund was positioned underweight to nominal U.S. rates, detracting from performance as the global spread of COVID-19 led the Fed to cut short-term interest rates to zero in March and Treasury yields declined sharply in the wake of a global flight to safety.
Describe recent portfolio activity.
The Fund trimmed TIPS exposure as valuations approached fair levels on the front end of the TIPS curve over the second half of the year. The Fund also moved to a below benchmark stance with respect to duration (and corresponding sensitivity to changes in interest rates) as Treasury yields reached historically low levels.
Describe portfolio positioning at period end.
At period end, the Fund remained positioned to benefit from inflation exceeding expectations as reflected in valuations for shorter maturity TIPS, on the view that monetary and fiscal policy will remain extremely supportive. However, the investment adviser’s positive stance on inflation was more muted than that assumed during much of 2020 given the recovery in expectations seen in recent quarters. The Fund was underweight in duration in the United States and Europe, and maintained modest exposure to emerging market debt.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock Inflation Protected Bond Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S. corporations. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio
(the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization.
(c)
An unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... (0.85)% (1.04)% 5.34% 11.75% N/A 4.97% N/A 3.48% N/A
Service ........................ (1.10) (1.24) 5.24 11.51 N/A 4.71 N/A 3.20 N/A
Investor A ....................... (1.06) (1.23) 5.20 11.53 7.07% 4.70 3.85% 3.18 2.76%
Investor C ....................... (1.83) (1.93) 4.81 10.64 9.64 3.94 3.94 2.59 2.59
Class K ........................ (0.81) (0.87) 5.33 11.85 N/A 5.05 N/A 3.57 N/A
Bloomberg Barclays U.S. Treasury
Inflation Protected Securities Index.
.
— — 4.70 10.99 N/A 5.08 N/A 3.81 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predeces sor
Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
N/A – Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders

BlackRock Inflation Protected Bond Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Treasury Obligations ............................. 92%
Foreign Government Obligations ........................ 5
U.S. Government Sponsored Agency Securities .............. 1
Asset-Backed Securities .............................. 1
Investment Companies ............................... 1
Non-Agency Mortgage-Backed Securities .................. —
(b)
Corporate Bonds ................................... —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 92%
AA/Aa ......................................... 3
A ............................................ —
(d)
BBB/Baa ....................................... 2
BB/Ba ......................................... 1
NR ........................................... 2
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements. In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the
Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional Shares and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Service Shares are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year (but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2020
BlackRock Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated
Financial Statements.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,053.40 $ 1.86 $ 1.70 $ 1,000.00 $ 1,023.33 $ 1.83 $ 1,023.48 $ 1.68
Service ................. 1,000.00 1,052.40 3.20 3.04 1,000.00 1,022.02 3.15 1,022.17 3.00
Investor A ................ 1,000.00 1,052.00 3.20 3.0 4 1,000.00 1,022.02 3.15 1,022.1 7 3.0 0
Investor C ................ 1,000.00 1,048.10 6.90 6.74 1,000.00 1,018.40 6.80 1,018.55 6.65
Class K ................. 1,000.00 1,053.30 1.65 1.5 0 1,000.00 1,023.53 1.63 1,023.6 8 1. 48
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.36% for Institutional, 0.62% for Service, 0.62% for Investor A, 1.34% for Investor C and 0.32%
for Class K), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.33% for Institutional, 0.59% for Service, 0.59% for Investor A, 1.31% for Investor C and 0.29%
for Class K), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
December 31, 2020
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 1.2%
United States — 1.2%
(a)
AMSR Trust:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... USD 3,000 $ 3,062,153
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 3,000 3,007,823
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 3,054,527
FirstKey Homes Trust:
Series 2020-SFR1, Class E, 2.79%,
08/17/37 ............... 3,000 3,059,462
Series 2020-SFR2, Class E, 2.67%,
10/19/37 ............... 3,000 2,991,738
Progress Residential Trust:
Series 2020-SFR1, Class E, 3.03%,
04/17/37 ............... 3,000 3,055,598
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 3,000 3,003,476
Tricon American Homes, Series 2020-
SFR1, Class E, 3.54%, 07/17/38 . 2,000 2,088,227
Tricon American Homes Trust, Series
2020-SFR2, Class E2, 3.08%,
11/17/39 .................. 3,000 3,006,880
26,329,884
Total Asset-Backed Securities — 1.2%
(Cost: $26,187,323) .............................. 26,329,884
Corporate Bonds — 0.0%
United States — 0.0%
Jagged Peak Energy LLC, 5.88%
,
05/01/26 ................. 1,000 1,035,000
Total Corporate Bonds — 0.0%
(Cost: $1,014,407) .............................. 1,035,000
Foreign Government Obligations — 5.8%
Brazil — 0.1%
Federative Republic of Brazil, 4.50%
,
05/30/29 ................. 1,674 1,860,233
China — 4.9%
People's Republic of China:
1.99%, 04/09/25 ............ CNY 490,100 72,390,095
2.68%, 05/21/30 ............ 247,000 36,396,873
108,786,968
Colombia — 0.0%
Republic of Colombia, 4.50%
,
03/15/29 USD 750 866,250
Indonesia — 0.2%
Republic of Indonesia:
4.13%, 01/15/25 ............ 2,000 2,238,125
4.75%, 01/08/26 ............ 1,750 2,043,672
4,281,797
Israel — 0.3%
State of Israel Government Bond,
3.88%
,
07/03/50 ............ 4,968 5,970,915
Mexico — 0.2%
United Mexican States:
2.66%, 05/24/31 ............ 3,951 4,063,603
Security
Par (000)
Par (000) Value
Mexico (continued)
4.75%, 04/27/32 ............ USD 945 $ 1,135,772
5,199,375
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.38%
,
04/16/29 ................. 1,828 2,166,180
Total Foreign Government Obligations — 5.8%
(Cost: $124,855,672) ............................. 129,131,718
Shares
Shares
Investment Companies — 0.7%*
iShares J.P. Morgan USD Emerging
Markets Bond ETF ........... 92,000 10,663,720
iShares U.S. Real Estate ETF ..... 50,000 4,282,500
Total Investment Companies — 0.7%
(Cost: $14,790,162) .............................. 14,946,220
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
BX Commercial Mortgage Trust,
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)(b)
............... 1,600 1,697,313
Total Non-Agency Mortgage-Backed Securities — 0.1%
(Cost: $1,700,335) .............................. 1,697,313
U.S. Government Sponsored Agency Securities — 1.4%
Commercial Mortgage-Backed Securities — 1.4%
(b)
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes:
Series KL4F, Class A2AS,
3.68% ,  10/25/25 ........ 2,982 3,253,058
Series W5FX, Class AFX,
3.21% ,  04/25/28 ........ 2,500 2,801,347
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)
:
Series 2016-K60, Class B,
3.54% ,  12/25/49 ........ 2,000 2,179,199
Series 2017-K61, Class B,
3.68% ,  12/25/49 ........ 3,000 3,298,677
Series 2017-K62, Class B,
3.87% ,  01/25/50
(c)
....... 2,500 2,691,972
Series 2017-K65, Class B,
4.07% ,  07/25/50 ........ 2,000 2,240,870
Series 2018-K73, Class B,
3.85% ,  02/25/51 ........ 1,350 1,506,700
Series 2018-K82, Class B,
4.13% ,  09/25/28 ........ 2,043 2,323,440
Series 2018-K83, Class B,
4.28% ,  11/25/51 ........ 2,000 2,296,970
Series 2019-K91, Class B,
4.25% ,  04/25/51 ........ 2,000 2,303,194
Series 2019-K94, Class B,
3.97% ,  07/25/52 ........ 2,000 2,270,637
Series 2020-K737, Class B,
3.30% ,  01/25/53 ........ 932 1,012,280

2020
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2017-M14, Class A2,
2.88%, 11/25/27 ............ USD 2,500 $ 2,801,215
30,979,559
Total U.S. Government Sponsored Agency Securities
—
1.4%
(Cost: $28,549,379) .............................. 30,979,559
U.S. Treasury Obligations — 100.5%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27 ..... 66,527 79,569,438
2.00%, 01/15/26 ............ 29,942 35,599,223
1.75%, 01/15/28 ............ 24,753 30,359,508
3.63%, 04/15/28 ............ 23,518 32,331,341
2.50%, 01/15/29 ............ 22,288 29,274,854
3.88%, 04/15/29 ............ 28,633 41,252,343
3.38%, 04/15/32 ............ 9,845 14,995,556
2.13%, 02/15/40 - 02/15/41 ..... 31,440 49,038,724
0.75%, 02/15/42 - 02/15/45 ..... 67,247 86,162,549
0.63%, 02/15/43 ............ 23,413 29,175,003
1.38%, 02/15/44 ............ 32,664 47,019,880
1.00%, 02/15/46 - 02/15/49 ..... 55,617 77,126,454
0.88%, 02/15/47 ............ 22,678 30,477,024
0.25%, 02/15/50
(d)
........... 19,307 22,999,950
U.S. Treasury Inflation Linked Notes:
0.13%, 01/15/22 - 01/15/30 ..... 491,707 519,880,055
0.13%, 04/15/22 - 07/15/30
(d)
.... 306,051 324,213,542
0.63%, 04/15/23 - 01/15/26 ..... 191,863 207,026,745
0.38%, 07/15/23 - 07/15/27 ..... 248,183 272,058,553
0.50%, 04/15/24 - 01/15/28 ..... 102,603 113,516,475
0.25%, 01/15/25 - 07/15/29 ..... 75,374 83,963,300
0.75%, 07/15/28 ............ 50,850 59,134,878
0.88%, 01/15/29 ............ 41,680 48,978,640
Total U.S. Treasury Obligations — 100.5%
(Cost: $2,019,196,885) ........................... 2,234,154,035
Total Long-Term Investments — 109.7%
(Cost: $2,216,294,163) ........................... 2,438,273,729
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 3.5%
Foreign Government Obligations — 2.9%
(e)
Japan — 2.9%
Japan Treasury Bill, (0.09)%
,
03/29/21 JPY 6,700,000 $ 64,902,985
Total Foreign Government Obligations — 2.9%
(Cost: $64,858,575) .............................. 64,902,985
Shares
Shares
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00%
(f)*
..... 12,923,082 12,923,082
Total Money Market Funds — 0.6%
(Cost: $12,923,082) .............................. 12,923,082
Total Short-Term Securities — 3.5%
(Cost: $77,781,657) .............................. 77,826,067
Total Options Purchased — 0.2%
(Cost: $3,154,539) .............................. 3,566,703
Total Investments Before Options Written — 113.4%
(Cost: $2,297,230,359) ........................... 2,519,666,499
Total Options Written — (0.0)%
(Premiums Received — $1,855,806) .................. (698,522)
Total Investments Net of Options Written — 113.4%
(Cost: $2,295,374,553) ........................... 2,518,967,977
Liabilities in Excess of Other Assets — (13.4)% ........... (297,465,908)
Net Assets — 100.0% .............................. $ 2,221,502,069
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)
Rates are discount rates or a range of discount rates as of period end.
(f)
Annualized 7-day yield as of period end.

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,223,483 $ 9,699,599 $ — $ — $ — $ 12,923,082 12,923,082 $ 26,478 $ —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — 295,744,355 (300,818,670) 5,074,315 — — — 292,147 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — 219,218,144 (209,554,281) 897,737 102,120 10,663,720 92,000 265,240 —
iShares Trust 1-5 Year Investment
Grade Corporate Bond ETF
(b)
— 2,750,951 (2,755,104) 4,153 — — — — —
iShares U.S. Real Estate ETF .. — 4,228,562 — — 53,938 4,282,500 50,000 41,576 —
$ 5,976,205 $ 156,058 $ 27,869,302 $ 625,441 $ —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Bank of America Securities,
Inc. .............. 0.16% 12/31/20 01/04/21   $ 169,337,500 $ 169,338,253 U.S. Treasury Obligations Overnight
Deutsche Bank Securities,
Inc. .............. 0.13 12/31/20 01/04/21   22,827,942 22,828,02 5 U.S. Treasury Obligations Overnight
Deutsche Bank Securities,
Inc. .............. 0.14 12/31/20 01/04/21   31,491,005 31,491,12 7 U.S. Treasury Obligations Overnight
Deutsche Bank Securities,
Inc. .............. 0.14 12/31/20 01/04/21   114,214,714 114,215,158 U.S. Treasury Obligations Overnight
$ 337,871,161 $ 337,872,563

2020
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Bobl ............................................................... 41 03/08/21 $ 6,771 $ (1,996)
Euro-Schatz ............................................................. 687 03/08/21 94,229 (30,197)
S&P 500 E-Mini Index ...................................................... 114 03/19/21 21,368 126,040
Canada 5 Year Bond ....................................................... 15 03/22/21 1,505 4,117
U.S. Treasury Ultra Bond .................................................... 14 03/22/21 2,990 32,284
U.S. Treasury 2 Year Note .................................................... 1 03/31/21 221 210
3 Month Canadian Bankers Acceptance .......................................... 555 06/13/22 108,404 45,653
3 Month Canadian Bankers Acceptance .......................................... 103 09/19/22 20,109 16,717
192,828
Short Contracts
WTI Crude Oil
(a)
........................................................... 45 02/19/21 2,188 (176,516)
Euro-Bund .............................................................. 305 03/08/21 66,189 (203,487)
Euro- Buxl ............................................................... 12 03/08/21 3,302 3,164
Canada 10 Year Bond ...................................................... 13 03/22/21 1,523 (6,032)
U.S. Treasury 10 Year Note ................................................... 60 03/22/21 8,285 (39,479)
U.S. Treasury 10 Year Ultra Note ............................................... 503 03/22/21 78,649 (281,699)
U.S. Treasury Long Bond .................................................... 4 03/22/21 693 (3,256)
U.S. Treasury 5 Year Note .................................................... 521 03/31/21 65,731 (57,898)
3 Month Canadian Bankers Acceptance .......................................... 555 06/14/21 108,518 (49,078)
3 Month Canadian Bankers Acceptance .......................................... 103 09/13/21 20,138 (12,555)
(826,836)
$ (634,008)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 1,580,160 USD 2,160,000 Bank of America NA 01/05/21 $ 869
MXN 43,653,600 USD 2,160,000 Citibank NA 01/05/21 33,703
USD 2,160,000 ZAR 31,727,700 BNP Paribas SA 01/05/21 919
ZAR 32,352,480 USD 2,160,000 BNP Paribas SA 01/05/21 41,598
IDR 30,646,080,000 USD 2,160,000 JPMorgan Chase Bank NA 01/06/21 24,115
INR 159,202,800 USD 2,160,000 JPMorgan Chase Bank NA 01/06/21 18,760
AUD 13,141,919 USD 10,000,000 Barclays Bank plc 01/11/21 132,663
AUD 17,723,490 USD 13,500,000 JPMorgan Chase Bank NA 01/11/21 165,140
AUD 1,641,939 USD 1,250,000 State Street Bank and Trust Co. 01/11/21 15,965
CAD 17,275,572 USD 13,500,000 JPMorgan Chase Bank NA 01/11/21 72,370
CAD 12,804,508 USD 10,000,000 Morgan Stanley & Co. International plc 01/11/21 59,726
CAD 1,599,715 USD 1,250,000 State Street Bank and Trust Co. 01/11/21 6,799
GBP 7,406,115 USD 10,000,000 Citibank NA 01/11/21 128,561
GBP 10,002,482 USD 13,500,000 JPMorgan Chase Bank NA 01/11/21 179,338
GBP 925,837 USD 1,250,000 Royal Bank of Canada 01/11/21 16,170
USD 24,750,000 AUD 32,020,472 Bank of America NA 01/11/21 61,621
USD 19,200,000 AUD 24,880,489 Deutsche Bank AG 01/11/21 16,680
USD 43,950,000 EUR 35,851,690 State Street Bank and Trust Co. 01/11/21 144,099
MXN 43,177,320 USD 2,160,000 Citibank NA 02/02/21 2,701
USD 2,160,000 EUR 1,764,165 Bank of America NA 02/02/21 3,303
USD 2,160,000 JPY 222,934,032 Bank of America NA 02/02/21 172
USD 2,160,000 SEK 17,733,343 Bank of America NA 02/02/21 3,885
1,129,157

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,765,355 USD 2,160,000 Bank of America NA 01/05/21 $ (3,354)
JPY 223,009,200 USD 2,160,000 Bank of America NA 01/05/21 (209)
SEK 17,739,108 USD 2,160,000 Bank of America NA 01/05/21 (3,951)
USD 2,160,000 EUR 1,779,045 JPMorgan Chase Bank NA 01/05/21 (13,370)
USD 2,160,000 GBP 1,614,969 Deutsche Bank AG 01/05/21 (48,470)
USD 2,160,000 JPY 224,371,728 Bank of America NA 01/05/21 (12,987)
USD 2,160,000 MXN 43,039,080 Citibank NA 01/05/21 (2,822)
USD 2,160,000 SEK 18,144,644 Bank of America NA 01/05/21 (45,339)
USD 2,160,000 CLP 1,584,144,000 Citibank NA 01/06/21 (69,575)
EUR 8,157,177 USD 10,000,000 Barclays Bank plc 01/11/21 (33,037)
EUR 11,021,119 USD 13,500,000 JPMorgan Chase Bank NA 01/11/21 (33,688)
EUR 1,019,685 USD 1,250,000 State Street Bank and Trust Co. 01/11/21 (4,083)
USD 24,750,000 CAD 31,537,440 Morgan Stanley & Co. International plc 01/11/21 (27,056)
USD 19,200,000 CAD 24,460,128 State Street Bank and Trust Co. 01/11/21 (16,841)
USD 24,750,000 GBP 18,117,467 Bank of America NA 01/11/21 (27,345)
USD 19,200,000 GBP 14,045,202 Citibank NA 01/11/21 (8,138)
RUB 159,602,400 USD 2,160,000 Bank of America NA 01/12/21 (3,466)
USD 64,919,309 JPY 6,702,000,000 Morgan Stanley & Co. International plc 01/22/21 (2,201)
RUB 160,315,200 USD 2,160,000 JPMorgan Chase Bank NA 02/02/21 (659)
USD 2,160,000 GBP 1,579,808 Bank of America NA 02/02/21 (878)
ZAR 31,851,900 USD 2,160,000 BNP Paribas SA 02/02/21 (1,212)
INR 158,191,920 USD 2,160,000 Citibank NA 02/03/21 (401)
USD 2,393,930 AUD 3,175,189 Bank of America NA 03/17/21 (55,438)
USD 13,473,064 CNY 88,340,000 HSBC Bank plc 03/17/21 (47,627)
USD 57,679,481 CNY 379,069,550 Standard Chartered Bank 03/17/21 (338,201)
(800,348)
$ 328,809
Inflation Rate Caps
Refere n ce Entity Fund Pays Fund Receives Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid
(Received)
Unrealized
Appreciation/
(Depreciation)
Eurostat Eurozone HICP Ex
Tobacco Unrevised Series
NSA ( HICPx )
Maximum of HICPx
for January 2022
divided by HICPx
for January 2012
minus 2.50% or $0
Upfront premium
and payment at
expiration Deutsche Bank AG 04/26/22 EUR 14,495 $ – $ (1,014,650) $ 1,014,650
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares MSCI Emerging Markets ETF .............. 2,000 02/19/21 USD 52.00 USD 10,334 $ 271,000
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.03% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/19/21 1.03 % USD 350,000 $ 1,886,247
(a)
Forward settling swaption.

2020
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap ..... 0.87 % Goldman Sachs Bank USA 03/18/21 USD 1,000,000 $ 1,409,456 $ 865,000 $ 544,456
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares MSCI Emerging Markets ETF ............... 2,000 02/19/21 USD 55.00 USD 10,334 $ (66,000)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.33% Semi-Annual Bank of America NA 02/19/21 1.33 % USD 525,000 $ (442,683)
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 1.17 % Goldman Sachs Bank USA 03/18/2021 USD 1,000,000 $ (189,839) $ (216,000) $ 26,161
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 0.78% Semi-Annual 08/12/22
(a)
08/12/23 CAD 10,145 $ 8,305 $ — $ 8,305
1 day
REPO_CORRA Semi-Annual
0.49%
Semi-Annual 08/16/22
(a)
08/16/23 CAD 10,145 7,890 — 7,890
1 day
REPO_CORRA At Termination
0.49%
At Termination 08/25/22
(a)
08/25/23 CAD 10,400 7,500 — 7,500
1 day
REPO_CORRA At Termination
0.45%
At Termination 09/15/22
(a)
09/15/23 CAD 24,000 6,878 — 6,878
1 day SONIA At Termination (0.17)% At Termination 09/21/22
(a)
09/21/23 GBP 3,100 (4,350) — (4,350)
1 day SONIA At Termination (0.06)% At Termination 10/07/22
(a)
10/07/23 GBP 10,200 2,002 — 2,002
1 day
REPO_CORRA At Termination
0.48%
At Termination 10/07/22
(a)
10/07/23 CAD 26,725 9,478 — 9,478
3 month BA Semi-Annual 0.76% Semi-Annual 10/24/22
(a)
10/24/23 CAD 14,000 1,330 — 1,330
1 day
REPO_CORRA Semi-Annual
0.55%
Semi-Annual 11/10/22
(a)
11/10/23 CAD 13,363 9,416 — 9,416
3 month BA Semi-Annual 0.84% Semi-Annual 12/01/22
(a)
12/01/23 CAD 278,000 113,503 — 113,503
0.38% Semi-Annual 3 month LIBOR Quarterly 12/01/22
(a)
12/01/23 USD 215,000 (127,208) — (127,208)
1 day
REPO_CORRA Semi-Annual
0.56%
Semi-Annual 12/05/22
(a)
12/05/23 CAD 13,623 9,261 — 9,261
3 month BA Semi-Annual 0.75% Semi-Annual N/A 05/26/25 CAD 1,760 678 — 678
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 590 1,590 — 1,590
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 590 1,486 — 1,486
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/18/25 CAD 1,340 (1,158) — (1,158)

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
i
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 0.75% Semi-Annual N/A 09/18/25 CAD 1,115 $ (681) $ — $ (681)
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/21/25 CAD 2,300 (2,081) — (2,081)
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/21/25 CAD 2,300 (1,812) — (1,812)
0.78% Semi-Annual 3 month BA Semi-Annual N/A 11/02/25 CAD 5,095 94 — 94
3 month LIBOR Quarterly 0.67% Semi-Annual N/A 09/23/30 USD 24,571 (518,861) — (518,861)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 09/23/30 USD 24,571 489,987 — 489,987
3 month LIBOR Quarterly 0.82% Semi-Annual N/A 11/06/30 USD 6,500 (54,730) — (54,730)
$ (41,483) $ — $ (41,483)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.85)% At Termination 05/11/21 USD 90,000 $ (1,871,261) $ — $ (1,871,261)
1 month USCPI At Termination (0.77)% At Termination 05/12/21 USD 90,000 (1,815,868) — (1,815,868)
0.03% At Termination 1 month USCPI At Termination 05/11/22 USD 90,000 3,022,843 — 3,022,843
0.10% At Termination 1 month USCPI At Termination 05/12/22 USD 90,000 2,924,958 — 2,924,958
1.20% At Termination 1 month HICPXT At Termination 01/15/30 EUR 2,250 (76,654) — (76,654)
UK Retail Price Index All
Items Monthly At Termination 3.48% At Termination 01/15/30 GBP 1,880 88,330 — 88,330
1.05% At Termination 1 month HICPXT At Termination 02/15/30 EUR 2,070 (25,449) — (25,449)
UK Retail Price Index All
Items Monthly At Termination 3.27% At Termination 03/15/30 GBP 910 4,607 — 4,607
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 05/15/30 GBP 590 6,497 — 6,497
0.99% At Termination 1 month HICPXT At Termination 08/15/30 EUR 300 3,219 — 3,219
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 08/15/30 GBP 1,140 16,719 — 16,719
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 11/15/30 GBP 1,654 14,765 — 14,765
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 553 6,255 — 6,255
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 11/15/40 GBP 700 3,640 — 3,640
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 11/15/40 GBP 680 1,910 — 1,910
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 4,600 34,929 — 34,929
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 12/15/40 GBP 1,150 4,122 — 4,122
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 500 16,823 — 16,823
UK Retail Price Index All
Items Monthly At Termination 3.39% At Termination 12/15/40 GBP 2,250 82,782 — 82,782
$ 2,443,167 $ — $ 2,443,167

2020
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.20%
1 day SONIA ......................................... Sterling Overnight Index Average 0.04
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco (0.36)
1 month USCPI ....................................... U.S. Consumer Price Index 1.20
3 month BA .......................................... Canadian Bankers Acceptances 0.48
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 6,901,797 $ (4,500,113) $ —
Options Written ................................................... N/A N/A 1,179,756 (22,472) (698,522)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 126,040 $ — $ 102,145 $ — $ 228,185
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,129,157 — — 1,129,157
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — 271,000 — 3,295,703 — 3,566,703
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 669,398 6,232,399 6,901,797
$ — $ — $ 397,040 $ 1,129,157 $ 4,067,246 $ 6,232,399 $ 11,825,842
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... 176,516 — — — 685,677 — 862,193
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 800,348 — — 800,348
Options written
(b)
Options written at value ..................... — — 66,000 — 632,522 — 698,522
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 710,881 3,789,232 4,500,113
$ 176,516 $ — $ 66,000 $ 800,348 $ 2,029,080 $ 3,789,232 $ 6,861,176
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the year ended December 31, 2020, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ 1,298,659 $ — $ 181,712 $ — $ (21,347,097) $ — $ (19,866,726)
Forward foreign currency exchange contracts .... — — — (4,394,296) — — (4,394,296)
Options purchased
(a)
.................... — — (70,314) (2,877,754) (6,606,302) — (9,554,370)
Options written ........................ — — 134,219 3,661,081 7,615,175 — 11,410,475
Swaps .............................. — — — — (3,924,231) (1,974,625) (5,898,856)
$ 1,298,659 $ — $ 245,617 $ (3,610,969) $ (24,262,455) $ (1,974,625) $ (28,303,773)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... (176,516) — 118,715 — (2,451,956) — (2,509,757)
Forward foreign currency exchange contracts .... — — — (1,416,768) — — (1,416,768)
Options purchased
(b)
.................... — — 84,529 — 717,010 — 801,539
Options written ........................ — — (22,472) — 30,887 38 8,453
Swaps .............................. — — — — (293,589) 2,491,058 2,197,469
$ (176,516) $ — $ 180,772 $ (1,416,768) $ (1,997,648) $ 2,491,096 $ (919,064)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 441,011,985
Average notional value of contracts — short ................................................................................. 754,700,134
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 160,456,319
Average amounts sold — in USD ........................................................................................ 78,418,371
Options:
Average value of option contracts purchased ................................................................................ 2,634,033
Average value of option contracts written ................................................................................... 2,423,704
Average notional value of swaption contracts purchased ......................................................................... 96,875,000
Average notional value of swaption contracts written ........................................................................... 255,544,500
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 203,681,349
Average notional value — receives fixed rate ................................................................................ 281,665,020
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 181,111,106
Average notional value — receives fixed rate ................................................................................ 179,016,329
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ 1,298,659
Futures contracts .................................................................................... $ 140,869 $ 163,876
Forward foreign currency exchange contracts ................................................................. 1,129,157 800,348
Options
(a)(b)
........................................................................................ 3,566,703 698,522
Swaps — Centrally cleared ............................................................................. 420,879 —
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 5,257,608 $ 1,662,746
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(832,748) (229,876)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 4,424,860 $ 1,432,870
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.

2020
BlackRock Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Rece ived
Net Amount
of Derivative
Assets
(c)
Bank of America NA .............................. $ 1,956,097 $ (595,650) $ (1,360,447) $ — $ —
Barclays Bank plc ................................ 132,663 (33,037) — — 99,626
BNP Paribas SA ................................. 42,517 (1,212) — — 41,305
Citibank NA .................................... 164,965 (80,936) — — 84,029
Deutsche Bank AG ............................... 16,680 (16,680) — — —
Goldman Sachs Bank USA .......................... 1,409,456 (189,839) — (1,120,000) 99,617
JPMorgan Chase Bank NA .......................... 459,723 (47,717) — — 412,006
Morgan Stanley & Co. International plc .................. 59,726 (29,257) — — 30,469
Royal Bank of Canada ............................. 16,170 — — — 16,170
State Street Bank and Trust Co. ...................... 166,863 (20,924) — — 145,939
$ 4,424,860 $ (1,015,252) $ (1,360,447) $ (1,120,000) $ 929,161
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(e)
Bank of America NA .............................. $ 595,650 $ (595,650) $ — $ — $ —
Barclays Bank plc ................................ 33,037 (33,037) — — —
BNP Paribas SA ................................. 1,212 (1,212) — — —
Citibank NA .................................... 80,936 (80,936) — — —
Deutsche Bank AG ............................... 48,470 (16,680) — — 31,790
Goldman Sachs Bank USA .......................... 189,839 (189,839) — — —
HSBC Bank plc .................................. 47,627 — — — 47,627
JPMorgan Chase Bank NA .......................... 47,717 (47,717) — — —
Morgan Stanley & Co. International plc .................. 29,257 (29,257) — — —
Standard Chartered Bank ........................... 338,201 — — — 338,201
State Street Bank and Trust Co. ...................... 20,924 (20,924) — — —
$ 1,432,870 $ (1,015,252) $ — $ — $ 417,618
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
See notes to consolidated financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 26,329,884 $ — $ 26,329,884
Corporate Bonds ........................................ — 1,035,000 — 1,035,000
Foreign Government Obligations .............................. — 129,131,718 — 129,131,718
Investment Companies .................................... 14,946,220 — — 14,946,220
Non-Agency Mortgage-Backed Securities ........................ — 1,697,313 — 1,697,313
U.S. Government Sponsored Agency Securities .................... — 28,287,587 2,691,972 30,979,559
U.S. Treasury Obligations ................................... — 2,234,154,035 — 2,234,154,035
Short-Term Securities:
Foreign Government Obligations .............................. — 64,902,985 — 64,902,985
Money Market Funds ...................................... 12,923,082 — — 12,923,082
Options Purchased:
Equity contracts .......................................... 271,000 — — 271,000
Interest rate contracts ...................................... — 3,295,703 — 3,295,703
$ 28,140,302 $ 2,488,834,225 $ 2,691,972 $ 2,519,666,499
Derivative Financial Instruments
(a)
Assets:
Equity contracts ........................................... $ 126,040 $ — $ — $ 126,040
Foreign currency exchange contracts ............................ — 1,129,157 — 1,129,157
Interest rate contracts ....................................... 102,145 669,398 — 771,543
Other contracts ........................................... — 6,232,399 — 6,232,399
Liabilities:
Commodity contracts ....................................... (176,516) — — (176,516)
Equity contracts ........................................... (66,000) — — (66,000)
Foreign currency exchange contracts ............................ — (800,348) — (800,348)
Interest rate contracts ....................................... (685,677) (1,343,403) — (2,029,080)
Other contracts ........................................... — (3,789,232) — (3,789,232)
$ (700,008) $ 2,097,971 $ — $ 1,397,963
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $337,872,563 are categorized as Level 2 within the disclosure hierarchy.

Consolidated Statement of Assets and Liabilities

December 31, 2020
2020
BlackRock Annual Report to Shareholders

See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
ASSETS
Investments at value — unaffiliated (cost — $2,269,517,115) ............................................................................ $ 2,491,797,197
Investments at value — affiliated (cost — $27,713,244) ................................................................................ 27,869,302
Cash ................................................................................................................. 6,619,679
Cash pledged: –
Collateral — OTC derivatives ................................................................................................ 2,640,000
Futures contracts ........................................................................................................ 3,408,820
Centrally cleared swaps .................................................................................................... 2,997,000
Foreign currency at value (cost — $8,388,950) ...................................................................................... 9,091,735
Receivables: –
Investments sold ........................................................................................................ 7,411,868
Capital shares sold ....................................................................................................... 9,533,566
Dividends — affiliated ..................................................................................................... 265
Interest — unaffiliated ..................................................................................................... 6,400,723
From the Manager ....................................................................................................... 195,381
Variation margin on futures contracts ........................................................................................... 140,869
Variation margin on centrally cleared swaps ...................................................................................... 420,879
Unrealized appreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 1,129,157
Prepaid expenses ......................................................................................................... 110,765
Total assets .............................................................................................................
2,569,767,206
LIABILITIES
Cash received: –
Collateral — reverse repurchase agreements ..................................................................................... 456
Collateral — OTC derivatives ................................................................................................ 1,120,000
Options written at value (premium received $1,855,806) ............................................................................... 698,522
Reverse repurchase agreements at value ......................................................................................... 337,872,563
Payables: –
Investments purchased .................................................................................................... 2,276,172
Administration fees ....................................................................................................... 71,737
Capital shares redeemed ................................................................................................... 3,578,184
Income dividend distributions ................................................................................................ 120,828
Investment advisory fees .................................................................................................. 388,483
Trustees' and Officer's fees ................................................................................................. 3,007
Other affiliate fees ....................................................................................................... 7,629
Service and distribution fees ................................................................................................. 134,303
Transfer agent fees ...................................................................................................... 747,929
Variation margin on futures contracts ........................................................................................... 163,876
Other accrued expenses ................................................................................................... 281,100
Unrealized depreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 800,348
Total liabilities ............................................................................................................
348,265,137
NET ASSETS ............................................................................................................
$ 2,221,502,069
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 2,009,902,030
Accumulated earnings ...................................................................................................... 211,600,039
NET ASSETS ............................................................................................................
$ 2,221,502,069

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2020

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 1,260,217,647
Shares outstanding .................................................................................................
105,796,345
Net asset value ....................................................................................................
$ 11.91
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Service
Net assets ........................................................................................................
$ 13,891,837
Shares outstanding .................................................................................................
1,184,732
Net asset value ....................................................................................................
$ 11.73
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Investor A
Net assets ........................................................................................................
$ 457,664,544
Shares outstanding .................................................................................................
39,458,168
Net asset value ....................................................................................................
$ 11.60
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Investor C
Net assets ........................................................................................................
$ 29,357,687
Shares outstanding .................................................................................................
2,640,477
Net asset value ....................................................................................................
$ 11.12
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Class K
Net assets ........................................................................................................
$ 460,370,354
Shares outstanding .................................................................................................
39,250,495
Net asset value ....................................................................................................
$ 11.73
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001

Consolidated Statement of Operations

Year Ended December 31, 2020
2020
BlackRock Annual Report to Shareholders

(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.
BlackRock
Inflation
Protected Bond
Portfolio
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 625,441
Dividends — unaffiliated ................................................................................................... 664
Interest — unaffiliated
(a)
................................................................................................... 35,993,523
Total investment income .....................................................................................................
36,619,628
EXPENSES
Investment advisory ...................................................................................................... 4,910,642
Transfer agent — class specific .............................................................................................. 3,176,340
Service and distribution — class specific ........................................................................................ 1,487,252
Administration ......................................................................................................... 787,723
Administration — class specific .............................................................................................. 400,851
Accounting services ...................................................................................................... 181,109
Professional ........................................................................................................... 158,617
Registration ........................................................................................................... 118,757
Custodian ............................................................................................................. 117,859
Printing and postage ..................................................................................................... 65,910
Trustees and Officer ...................................................................................................... 23,011
Miscellaneous .......................................................................................................... 61,853
Total expenses excluding interest expense .........................................................................................
11,489,924
Interest expense .......................................................................................................... 1,770,051
Total expenses ...........................................................................................................
13,259,975
Less: –
Administration fees waived — class specific ...................................................................................... (400,722)
Fees waived and/or reimbursed by the Manager ................................................................................... (604,543)
Transfer agent fees waived and/or reimbursed — class specific ......................................................................... (2,370,381)
Total expenses after fees waived and/or reimbursed ..................................................................................
9,884,329
Net investment income ......................................................................................................
26,735,299
REALIZED AND UNREALIZED GAIN (LOSS) $ 188,595,489
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. 5,976,205
Investments — unaffiliated ............................................................................................... 68,023,018
Forward foreign currency exchange contracts ................................................................................... (4,394,296)
Foreign currency transactions ............................................................................................. (92,335)
Futures contracts ...................................................................................................... (19,866,726)
Options written ....................................................................................................... 11,410,475
Swaps ............................................................................................................. (5,898,856)
A
55,157,485
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. 156,058
Investments — unaffiliated ............................................................................................... 134,314,922
Forward foreign currency exchange contracts ................................................................................... (1,416,768)
Foreign currency translations .............................................................................................. 687,627
Futures contracts ...................................................................................................... (2,509,757)
Options written ....................................................................................................... 8,453
Swaps ............................................................................................................. 2,197,469
A
133,438,004
Net realized and unrealized gain ...............................................................................................
188,595,489
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 215,330,788
See notes to consolidated financial statements.

Consolidated Statements of Changes in Net Assets

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 26,735,299 $ 42,837,393
Net realized gain .................................................................................. 55,157,485 8,060,781
Net change in unrealized appreciation .................................................................... 133,438,004 114,984,179
Net increase in net assets resulting from operations .............................................................
215,330,788 165,882,353
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (17,679,429) (33,035,518)
Service ....................................................................................... (194,974) (424,951)
Investor A ..................................................................................... (5,716,667) (5,697,428)
Investor C ..................................................................................... (513,983) (1,533,106)
Class K ....................................................................................... (6,084,392) (7,377,395)
Decrease in net assets resulting from distributions to shareholders ...................................................
(30,189,445) (48,068,398)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(82,832,866) (117,178,710)
NET ASSETS
Total increase in net assets ............................................................................. 102,308,477 635,245
Beginning of year .................................................................................... 2,119,193,592 2,118,558,347
End of year ........................................................................................
$ 2,221,502,069 $ 2,119,193,592
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Statement of Cash Flows

Year Ended December 31, 2020
2020
BlackRock Annual Report to Shareholders

See notes to consolidated financial statements.
BlackRock Inflation
Protected Bond
Portfolio
CASH PROVIDED BY OPERATING ACTIVITIES –
Net increase in net assets resulting from operations ............................................................................... $ 215,330,788
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities: —
Proceeds from sales of long-term investments ................................................................................. 8,715, 750 , 818
Purchases of long-term investments ....................................................................................... (8,305,429,702)
Net purchases of short-term securities ...................................................................................... (74,559,685)
Amortization of premium and accretion of discount on investments ................................................................... (18,110,940)
Premiums received from options written ..................................................................................... 26,803,777
Premiums paid on closing options written .................................................................................... (14,756,176)
Net realized (gain) loss on investments and options written ........................................................................ (85,409,698)
Net unrealized (appreciation) depreciation on investments, options written, forward foreign currency exchange contracts, foreign currency translations and swaps ... (133, 750 , 292 )
(Increase) Decrease in Assets:
Receivables: —
Dividends — affiliated ............................................................................................... 12,959
Dividends — unaffiliated .............................................................................................. 121
Interest — unaffiliated ............................................................................................... 607,825
From the Manager .................................................................................................. 12,683
Variation margin on futures contracts ..................................................................................... 366,741
Variation margin on centrally cleared swaps ................................................................................. (192,566)
S waps .......................................................................................................... 653
Prepaid expenses .................................................................................................... (17,617)
Increase (Decrease) in Liabilities: —
Cash received: —
Collateral — reverse repurchase agreements ................................................................................ (279,544)
Collateral — OTC derivatives .......................................................................................... 1,120,000
Payables: —
Administration fees ................................................................................................. 1,406
Interest expense and fees ............................................................................................ (600,876)
Investment advisory fees ............................................................................................. (26,924)
Trustees' and Officer's fees ............................................................................................ 48
Other affiliates fees ................................................................................................. 2,915
Service and distribution fees ........................................................................................... (8 , 054)
Transfer agent fees ................................................................................................ 747,929
Variation margin on futures contracts ..................................................................................... 156,389
Other accrued expenses ............................................................................................. (639,10 2 )
Net cash provided by operating activities ......................................................................................
327, 133 , 876
CASH USED FOR FINANCING ACTIVITIES
Cash dividends paid to shareholders ......................................................................................... (718,476)
Payments on redemption of capital shares ..................................................................................... (1,133,436,372)
Proceeds from issuance of capital shares ..................................................................................... 1,016,954,910
Net borrowing of reverse repurchase agreements ................................................................................ (206,096,797)
Net cash used for financing activities ......................................................................................... (323,296,735)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations .................................................................................
684,680
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency ................................................................... 4 , 521 , 821
Restricted and unrestricted cash and foreign currency at beginning of year ...............................................................
20,235,413
Restricted and unrestricted cash and foreign currency at end of year ................................................................... $ 2 4 , 757 , 234
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest expense ..................................................................................
$ 2 , 370 , 927
NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of dividends and distributions paid to shareholders .....................................................
$ 29,350,141

Consolidated Statement of Cash Flows
(continued)
Year Ended December 31, 2020

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Inflation
Protected Bond
Portfolio
h
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF YEAR TO THE
CONSOLIDATED STATEMENT OF ASSETS AND LIABILI TIES: 24,757,234
Cash ........................................................................................................... $ 6,619,679
Cash pledged: —
Collateral — OTC derivatives ......................................................................................... 2,640,000
Futures contracts ................................................................................................. 3,408,820
Centrally cleared swaps ............................................................................................. 2,997,000
Foreign currency at value .............................................................................................. 9,091,735
$ 24,757,234

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Institutional
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.82 $ 10.23 $ 10.71 $ 10.62 $ 10.89 $ 10.58
Net investment income
(a)
.......................
0.16 0.22 0.28 0.24 0.06 0.11
Net realized and unrealized gain (loss) .............
1.11 0.62 (0.48) 0.09 (0.32) 0.51
Net increase (decrease) from investment operations ......
1.27 0.84 (0.20) 0.33 (0.26) 0.62
Distributions
(b)
– – – – – –
From net investment income ....................
(0.18) (0.25) (0.25) (0.24) — (0.20)
R eturn of capital .............................
— — (0.03) (0.00)
(c)
(0.01) (0.11)
Total distributions .............................
(0.18) (0.25) (0.28) (0.24) (0.01) (0.31)
Net asset value, end of period ....................
$ 11.91 $ 10.82 $ 10.23 $ 10.71 $ 10.62 $ 10.89
Total Return
(d)
11.75% 8.26% (1.88)% — — —
Based on net asset value ........................
11.75% 8.26% (1.88)% 3.09% (2.35)%
(e)
5.97%
Ratios to Average Net Assets
Total expenses ...............................
0.61%
(f)
0.80% 0.63% 0.56% 0.61%
(g)
0.60%
Total expenses after fees waived and/or reimbursed ......
0.43%
(f)
0.65% 0.50% 0.40% 0.40%
(g)
0.48%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.34%
(f)
0.34% 0.34% 0.35% 0.36%
(g)
0.42%
Net investment income .........................
1.39%
(f)
2.12% 2.67% 2.26% 2.06%
(g)
0.99%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,260,218 $ 1,343,773 $ 1,434,877 $ 1,554,098 $ 1,485,583 $ 1,584,439
Portfolio turnover rate
(h)
.........................
330% 252% 176% 76% 7% 45%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 319% 220% 172% —% —% —%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2016, the expense ratio would have been 0.86%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Service
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.67 $ 10.10 $ 10.57 $ 10.50 $ 10.77 $ 10.49
Net investment income
(a)
.......................
0.13 0.19 0.25 0.20 0.05 0.08
Net realized and unrealized gain (loss) .............
1.09 0.61 (0.46) 0.09 (0.31) 0.50
Net increase (decrease) from investment operations ......
1.22 0.80 (0.21) 0.29 (0.26) 0.58
Distributions
(b)
– – – – – –
From net investment income ....................
(0.16) (0.23) (0.23) (0.22) — (0.19)
R eturn of capital .............................
— — (0.03) (0.00)
(c)
(0.01) (0.11)
Total distributions .............................
(0.16) (0.23) (0.26) (0.22) (0.01) (0.30)
Net asset value, end of period ....................
$ 11.73 $ 10.67 $ 10.10 $ 10.57 $ 10.50 $ 10.77
Total Return
(d)
11.51% 7.97% (2.03)% — — —
Based on net asset value ........................
11.51% 7.97% (2.03)% 2.74% (2.38)%
(e)
5.66%
Ratios to Average Net Assets
Total expenses ...............................
0.85%
(f)
1.05% 0.95% 0.82% 0.86%
(g)
0.86%
(h)
Total expenses after fees waived and/or reimbursed ......
0.68%
(f)
0.90% 0.75% 0.65% 0.66%
(g)
0.78%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.59%
(f)
0.59% 0.59% 0.60% 0.62%
(g)
0.71%
Net investment income .........................
1.13%
(f)
1.79% 2.46% 1.94% 1.80%
(g)
0.73%
Supplemental Data
Net assets, end of period (000) ....................
$ 13,892 $ 13,584 $ 21,040 $ 28,986 $ 41,422 $ 44,565
Portfolio turnover rate
( i )
..........................
330% 252% 176% 76% 7% 45%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 319% 220% 172% —% —% —%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor A
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.55 $ 9.99 $ 10.46 $ 10.39 $ 10.65 $ 10.38
Net investment income
(a)
.......................
0.13 0.20 0.25 0.21 0.05 0.05
Net realized and unrealized gain (loss) .............
1.08 0.59 (0.46) 0.07 (0.30) 0.52
Net increase (decrease) from investment operations ......
1.21 0.79 (0.21) 0.28 (0.25) 0.57
Distributions
(b)
– – – – – –
From net investment income ....................
(0.16) (0.23) (0.23) (0.21) — (0.21)
R eturn of capital .............................
— — (0.03) (0.00)
(c)
(0.01) (0.09)
Total distributions .............................
(0.16) (0.23) (0.26) (0.21) (0.01) (0.30)
Net asset value, end of period ....................
$ 11.60 $ 10.55 $ 9.99 $ 10.46 $ 10.39 $ 10.65
Total Return
(d)
11.53% 7.94% (2.08)% — — —
Based on net asset value ........................
11.53% 7.94% (2.08)% 2.75% (2.32)%
(e)
5.59%
Ratios to Average Net Assets
Total expenses ...............................
0.93%
(f)
1.27% 1.13% 0.95% 1.02%
(g)
0.96%
Total expenses after fees waived and/or reimbursed ......
0.68%
(f)
0.90% 0.75% 0.65% 0.66%
(g)
0.83%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.59%
(f)
0.59% 0.59% 0.60% 0.62%
(g)
0.76%
Net investment income .........................
1.18%
(f)
1.89% 2.42% 1.98% 1.80%
(g)
0.45%
Supplemental Data
Net assets, end of pe r iod (000) ....................
$ 457,665 $ 359,449 $ 248,530 $ 301,045 $ 352,596 $ 358,182
Portfolio turnover rate
(h)
.........................
330% 252% 176% 76% 7% 45%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 319% 220% 172% —% —% —%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor C
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.17 $ 9.66 $ 10.13 $ 10.09 $ 10.36 $ 10.16
Net investment income (loss)
(a)
...................
0.01 0.10 0.17 0.13 0.03 (0.02)
Net realized and unrealized gain (loss) .............
1.07 0.59 (0.44) 0.07 (0.29) 0.50
Net increase (decrease) from investment operations ......
1.08 0.69 (0.27) 0.20 (0.26) 0.48
Distributions
(b)
– – – – – –
From net investment income ....................
(0.13) (0.18) (0.18) (0.16) — (0.20)
R eturn of capital .............................
— — (0.02) (0.00)
(c)
(0.01) (0.08)
Total distributions .............................
(0.13) (0.18) (0.20) (0.16) (0.01) (0.28)
Net asset value, end of period ....................
$ 11.12 $ 10.17 $ 9.66 $ 10.13 $ 10.09 $ 10.36
Total Return
(d)
10.64% 7.17% (2.75)% — — —
Based on net asset value ........................
10.64% 7.17% (2.75)% 1.97% (2.51)%
(e)
4.83%
Ratios to Average Net Assets
Total expenses ...............................
1.57%
(f)
1.83% 1.63% 1.58% 1.61%
(g)(h)
1.60%
Total expenses after fees waived and/or reimbursed ......
1.43%
(f)
1.65% 1.50% 1.40% 1.41%
(g)
1.53%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.34%
(f)
1.34% 1.34% 1.35% 1.37%
(g)
1.47%
Net investment income (loss) .....................
0.06%
(f)
1.04% 1.68% 1.25% 1.06%
(g)
(0.15)%
Supplemental Data
Net assets, end of pe r iod (000) ....................
$ 29,358 $ 62,226 $ 99,108 $ 138,050 $ 183,525 $ 197,741
Portfolio turnover rate
( i )
..........................
330% 252% 176% 76% 7% 45%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 319% 220% 172% —% —% —%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Class K
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.65 $ 10.07 $ 10.54 $ 10.45 $ 10.71 $ 10.41
Net investment income
(a)
.......................
0.17 0.22 0.28 0.24 0.06 0.14
Net realized and unrealized gain (loss) .............
1.09 0.61 (0.47) 0.08 (0.31) 0.47
Net increase (decrease) from investment operations ......
1.26 0.83 (0.19) 0.32 (0.25) 0.61
Distributions
(b)
– – – – – –
From net investment income ....................
(0.18) (0.25) (0.25) (0.23) — (0.19)
R eturn of capital .............................
— — (0.03) (0.00)
(c)
(0.01) (0.12)
Total distributions .............................
(0.18) (0.25) (0.28) (0.23) (0.01) (0.31)
Net asset value, end of period ....................
$ 11.73 $ 10.65 $ 10.07 $ 10.54 $ 10.45 $ 10.71
Total Return
(d)
11.85% 8.28% (1.81)% — — —
Based on net asset value ........................
11.85% 8.28% (1.81)% 3.14% (2.29)%
(e)
5.98%
Ratios to Average Net Assets
Total expenses ...............................
0.43%
(f)
0.65% 0.53% 0.43% 0.46%
(g)
0.47%
Total expenses after fees waived and/or reimbursed ......
0.38%
(f)
0.60% 0.45% 0.35% 0.34%
(g)
0.39%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.29%
(f)
0.29% 0.29% 0.30% 0.30%
(g)
0.32%
Net investment income .........................
1.48%
(f)
2.14% 2.70% 2.29% 2.14%
(g)
1.29%
Supplemental Data
Net assets, end of pe r iod (000) ....................
$ 460,370 $ 340,162 $ 315,003 $ 498,248 $ 405,439 $ 353,536
Portfolio turnover rate
(h)
.........................
330% 252% 176% 76% 7% 45%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 319% 220% 172% —% —% —%

Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Inflation Protected Bond Portfolio (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the account of Cayman Inflation Protected Bond Portfolio, Ltd. (the
“Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments and other derivatives . The Subsidiary enables  the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Subsidiary.
The net assets of the Subsidiary as of period end were $6,891,240 , which is 0.3%  of the Fund's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Subsidiary may invest without limitation in commodity-related instruments.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”) ,  the trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statement of Assets and
Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2020, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were
$428,451,387 and 0.37%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Collateral with a value of $333,506,909 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
(c)
Non-cash collateral with a value of $5,126,191 has been sold and is pending settlement as of December 31, 2020.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-cash
Collateral Pledged Including
Accrued Interest
(a)
Cash Collateral
Pledged/Received Net Amount
(b)
Bank of America Securities, Inc. ...................... $ (169,338,253) $ 169,338,253 $ — $ —
Deutsche Bank Securities, Inc. ....................... (168,534,310) 164,024,300 — (4,510,010)
(c)
$ (337,872,563) $ 333,362,553 $ — $ (4,510,010)

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund purchases and writes swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate and inflation rate caps — Interest rate and inflation rate caps and floors are entered into to gain or reduce exposure to interest rates and/or inflation rates
(interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate or inflation indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate or inflation indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate or inflation rate cap would be the notional amount times the percentage increase in interest rates or inflation rates determined by the difference between the interest rate or inflation index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated
Statement of Operations, including those at termination.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.250%
$1 Billion - $3 Billion ..................................................................................................... 0.240
$3 Billion - $5 Billion .................................................................................................... 0.230
$5 Billion - $10 Billion .................................................................................................... 0.220
Greater than $10 Billion .................................................................................................. 0.210
Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

For the year ended December 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2020, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2020, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2020, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended  December 31, 2020 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares of $17,313 .
Service and
Distribution
Fees
Service ......................................................................................................... $ 33,8 9 0
Investor A ........................................................................................................ 970,43 6
Investor C ........................................................................................................ 482,926
$ 1,487,252
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 235,537
Service ......................................................................................................... 2,711
Investor A ........................................................................................................ 77,628
Investor C ........................................................................................................ 9,658
Class K ......................................................................................................... 75,317
$ 400,851
Institutional ....................................................................................................... $ 25,174
Investor A ........................................................................................................ 346
$ 25,520
Institutional .................................................................................................... $ 2,409
Investor A ..................................................................................................... 1,509
Investor C ..................................................................................................... 10
Class K ...................................................................................................... 1,057
$ 4,985
Institutional ....................................................................................................... $ 2,103,953
Service ......................................................................................................... 22,816
Investor A ........................................................................................................ 959,371
Investor C ........................................................................................................ 66,307
Class K ......................................................................................................... 23,893
$ 3,176,340

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
For the year ended December 31, 2020, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. Prior to April 29 , 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the
Consolidated Statement of Operations. For the year ended December 31, 2020, the amount waived was $10,478.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended December 31, 2020, the Manager waived $36,748 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/or reimbursed investment advisory fees of $557,317, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the year ended December 31, 2020, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Investor A $ 796
Investor C 4,171
Institutional .......................................................................................................... 0.34%
Service ............................................................................................................ 0.59
Investor A ........................................................................................................... 0.59
Investor C ........................................................................................................... 1.34
Class K ............................................................................................................ 0.29
Administration Fees
Waived
Institutional ....................................................................................................... $ 235,537
Service ......................................................................................................... 2,711
Investor A ........................................................................................................ 77,62 8
Investor C ........................................................................................................ 9,658
Class K ......................................................................................................... 75,18 8
$ 400,722
Transfer Agent Fees
Waived and/or Reimbursed
Institutional ..................................................................................................... $ 1,523,8 2 4
Service ....................................................................................................... 16,036
Investor A ...................................................................................................... 764,905
Investor C ...................................................................................................... 42,123
Class K ....................................................................................................... 23,49 3
$ 2,370,38 1

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments, were as follows:
RULEABOVE
For the year ended December 31, 2020, purchases and sales related to mortgage dollar rolls were $268,581,555 and $268,626,855, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's consolidated financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
During the year ended December 31, 2020, the Fund utilized $48,040,835 of its capital loss carryforward.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ 52,235,003
Sales ................................................................................................................... 60,152,686
Net Realized Gain .......................................................................................................... 161,517
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
Inflation Protected Bond ............................................... $ 5,909,763,785 $ 6,438,580,196 $ 2,183,047,081 $ 2,201,515,608
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 30,189,445 $ 48,068,398
Undistributed ordinary income ............................................................................................. $ 2,461,901
Non-expiring capital loss carryforwards
(a)
...................................................................................... (6,243,676)
Net unrealized gains (losses)
(b)
............................................................................................ 215,381,814
$ 211,600,039
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign c urrency exchange contracts, amortization methods for premiums on fixed income securities and inflation rate caps, and the accounting for swap agreements.
Tax cost ........................................................................................................... $ 2,306,477,123
Gross unrealized appreciation ............................................................................................ $ 224,501,297
Gross unrealized depreciation ............................................................................................ (6,557,160)
Net unrealized appreciation (depreciation) .................................................................................... $ 217,944,137

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Institutional
Shares sold .............................................
45,577,256 $ 521,942,542 31,767,802 $ 336,314,212
Shares issued in reinvestment of distributions ........................
1,475,160 17,078,556 3,034,871 32,197,672
Shares redeemed .........................................
(65,446,819) (732,430,688) (50,855,827) (539,053,286)
Net decrease ..............................................
(18,394,403) $ (193,409,590) (16,053,154) $ (170,541,402)
Service
Shares sold .............................................
483,860 $ 5,444,133 676,899 $ 7,019,566
Shares issued in reinvestment of distributions ........................
17,111 194,823 40,242 420,988
Shares redeemed .........................................
(589,592) (6,588,641) (1,527,640) (15,971,118)
Net decrease ..............................................
(88,621) $ (949,685) (810,499) $ (8,530,564)
Investor A
Shares sold and automatic conversion of shares ......................
18,691,395 $ 209,046,379 22,292,720 $ 231,697,093
Shares issued in reinvestment of distributions ........................
487,763 5,506,659 528,672 5,472,523
Shares redeemed .........................................
(13,782,151) (151,820,263) (13,640,484) (141,466,797)
Net increase ...............................................
5,397,007 $ 62,732,775 9,180,908 $ 95,702,819
Investor C
Shares sold .............................................
1,135,870 $ 12,196,823 599,729 $ 6,016,104
Shares issued in reinvestment of distributions ........................
45,560 490,698 140,875 1,407,254
Shares redeemed and automatic conversion of shares ..................
(4,660,529) (50,043,504) (4,882,582) (48,848,931)
Net decrease ..............................................
(3,479,099) $ (37,355,983) (4,141,978) $ (41,425,573)
Class K
Shares sold .............................................
23,864,219 $ 268,419,769 14,063,947 $ 147,010,945
Shares issued in reinvestment of distributions ........................
532,352 6,079,405 704,435 7,357,584
Shares redeemed .........................................
(17,079,737) (188,349,557) (14,115,700) (146,752,519)
Net increase ...............................................
7,316,834 $ 86,149,617 652,682 $ 7,616,010
Total Net Decrease
(9,248,282) $ (82,832,866) (11,172,041) $ (117,178,710)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm / Important Tax Information
To the Shareholders of BlackRock Inflation Protected Bond Portfolio and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Inflation Protected Bond Portfolio of BlackRock Funds V (the “Fund”),
including the consolidated schedule of investments, as of December 31, 2020, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the period from October 1, 2016 through December 31, 2016, and the year ended September 30, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the period from October 1, 2016 through December 31, 2016, and the year ended September 30, 2016, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.
Important Tax Information (unaudited)
For the fiscal year ended December 31, 2020, the Fund hereby designates the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:
The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended December 31, 2020:
The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
Fund Interest-Related Dividends
BlackRock Inflation Protected Bond Portfolio ................................................................................ $ 28,059,591
Fund Federal Obligation Interest
BlackRock Inflation Protected Bond Portfolio ................................................................................ $ 26,522,203

Statement Regarding Liquidity Risk Management Program
2020
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Inflation Protected Bond Portfolio (the “Fund”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund(s), met on November 18-19, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
84 RICs consisting of 108 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
84 RICs consisting of 108 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
84 RICs consisting of 108 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
84 RICs consisting of 108 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year.
85 RICs consisting of 109 Portfolios None
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
84 RICs consisting of 108 Portfolios ADP (data and information services); Metropolitan
Life Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
85 RICs consisting of 109 Portfolios None
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
85 RICs consisting of 109 Portfolios None

Trustee and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
117 RICs consisting of 267 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
118 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information
2020
BlackRock Annual Report to Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2020
BlackRock Annual Report to Shareholders

Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
RUB New Russian Ruble
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BA Canadian Bankers Acceptances
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REPO_CORRA Canadian Overnight Repo Rate
S&P Standard & Poor's
WTI West Texas Intermediate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
IPB-12/20-AR

Item 2 –           Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –           Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano
Frank J. Fabozzi
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Inflation Protected Bond Portfolio	$29,784	$29,784	$0	$38	$21,200	$21,200	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$1,984,000	$2,050,500
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $1,984,000 and $2,050,500 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Inflation Protected Bond Portfolio	$21,200	$21,238

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$1,984,000	$2,050,500

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: March 5, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: March 5, 2021